Schedule of Accounts receivable (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 42,154,611
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	40,490,742
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	73,321,889
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	72,225,044
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	115,476,500
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	112,715,786
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 7	(29,517,614)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 8	(9,373,327)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 9	85,958,886
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 10	$ 103,342,459